SHARE CAPITAL - Narrative (Details)				1 Months Ended
	Nov. 15, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Dec. 01, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 shares	Jul. 31, 2020 shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares
SHARE CAPITAL
Common stock, shares authorized		900,000,000		900,000,000			180,000,000	180,000,000	900,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued							18,512,605	12,918,866	11,275,788
Common stock, shares outstanding							18,512,605	12,918,866	11,275,788
Common stock authorized after Reverse Share Split (shares)				180,000,000
Reverse stock split ratio		0.2		0.2
Fractional shares issued				0
Shares issued	909,262		3,271,541		156,032	25,185
Shares issue price | $ / shares	$ 5.25		$ 3.20							$ 4.05